Segmental analysis - Adjusted results reconciliation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of operating segments [line items]
Revenue	$ 25,551	$ 23,684	$ 26,745
ECL	719	(1,959)	(6,858)
Operating expenses	(17,087)	(17,905)	(16,527)
Share of profit in associates and joint ventures	1,656	639	958
Profit before tax	10,839	4,459	4,318
Operating segments
Disclosure of operating segments [line items]
Revenue	25,797	24,523	27,597
ECL	719	(2,031)	(7,287)
Operating expenses	(16,222)	(16,951)	(15,705)
Share of profit in associates and joint ventures	1,656	1,139	1,049
Profit before tax	11,950	6,680	5,654
Significant items
Disclosure of operating segments [line items]
Revenue	(246)	(209)	265
ECL	0	0	0
Operating expenses	(865)	(1,425)	(1,709)
Share of profit in associates and joint ventures	0	(462)	0
Profit before tax	(1,111)	(2,096)	(1,444)
Currency translation
Disclosure of operating segments [line items]
Revenue		(630)	(1,117)
ECL		72	429
Operating expenses		471	887
Share of profit in associates and joint ventures		(38)	(91)
Profit before tax		(125)	108
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
Revenue	25,797	24,523	27,597
ECL		(2,031)	(7,287)
Operating expenses	$ (16,222)	(16,951)	(15,705)
Share of profit in associates and joint ventures		1,139	1,049
Profit before tax		$ 6,680	$ 5,654